Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 164,944	$ 181,630	$ 305,084
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	148,307	138,396	122,811
Amortization of deferred dry-docking costs and leasehold improvements	21,747	20,091	21,124
Amortization of deferred finance costs	3,261	3,626	3,623
Amortization of right of use assets for finance lease	0	1,415	306
Amortization of assumed liabilities from time charters attached	(18,813)	(15,792)	0
Amortization of revenue escalation	942	2,013	(3,984)
Stock-based compensation expense	7,051	8,126	0
Interest expense on long term receivable, net	0	(541)	(505)
Interest income from debt securities, held to maturity, accrued	(144)	(166)	(64)
Interest income from debt securities, available for sale, accrued	(69)	0	0
Change in fair value of derivative instruments	254	(3,541)	(5,868)
Gain on sale of vessels	(12,456)	(48,662)	(81,198)
Impairment charges	0	0	26,367
Payments for dry-docking	(14,784)	(24,738)	(19,071)
(Increase) Decrease in:
Receivables and other, net	4,095	16,866	28,371
Inventories	6,357	3,565	3,704
Prepaid insurance and other	(929)	(3,398)	2,905
Capitalized voyage expenses	660	11	456
Increase (Decrease) in:
Payables and other	(10,880)	12,961	(11,830)
Accrued liabilities	18,216	10,314	(2,805)
Unearned revenue	(20,137)	5,508	5,853
Net Cash provided by Operating Activities	297,622	307,684	395,279
Cash Flows from Investing Activities:
Advances for vessels under construction	(219,593)	(160,413)	(134,741)
Vessel acquisitions and/or improvements	(302,150)	(489,609)	(163,644)
Investments in debt securities, held to maturity	(25,000)	(20,000)	(5,000)
Investments in debt securities, available for sale	(15,425)	0	0
Proceeds from redemption of debt securities, held to maturity	10,000	0	0
Time deposits	(5,000)	0	0
Proceeds from sale of vessels	99,050	228,416	165,944
Net Cash used in Investing Activities	(458,118)	(441,606)	(137,441)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities	490,852	410,632	411,424
Financing costs	(1,831)	(4,805)	(3,952)
Payments of long-term debt and other financial liabilities	(317,719)	(226,085)	(426,315)
Payments on principal portion of financial liabilities	(848)	(2,385)	(1,564)
Redemption of Series D preferred shares	0	0	(87,927)
Redemption of Series B preferred shares	0	0	(20,388)
Cash dividends	(60,141)	(71,817)	(61,861)
Net Cash provided by (used in) Financing Activities	110,313	105,540	(190,583)
Net (decrease) increase in cash and cash equivalents and restricted cash	(50,183)	(28,382)	67,255
Cash and cash equivalents and restricted cash at beginning of period	348,312	376,694	309,439
Cash and cash equivalents and restricted cash at end of period	298,129	348,312	376,694
Interest paid
Cash paid for interest net of amounts capitalized	94,003	108,648	101,344
Current Assets:
Cash and cash equivalents	293,312	343,373	372,032
Restricted cash	4,817	4,939	4,662
Total Cash and cash equivalents and restricted cash	$ 298,129	$ 348,312	$ 376,694